Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 389,330	$ 205,233
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 389,330	$ 205,233
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 26,893	$ 14,691
Revenues (as a percent)	6.90%	7.20%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 284,095	$ 144,748
Revenues (as a percent)	72.90%	70.50%
Geographic Concentration Risk | Sales Revenue, Net | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 25,958	$ 15,436
Revenues (as a percent)	6.70%	7.50%
Geographic Concentration Risk | Sales Revenue, Net | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 18,163	$ 10,531
Revenues (as a percent)	4.70%	5.10%
Geographic Concentration Risk | Sales Revenue, Net | Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 34,221	$ 19,827
Revenues (as a percent)	8.80%	9.70%